SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share based payments	$ 3,031,491	$ 343,253	$ 153,909
Total	5,330,940	1,874,710	1,502,993
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	284,694	258,281	200,747
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	1,727,498	970,487	376,237
Intangible asset software [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)		137,374	553,326
Research and development [member]
IfrsStatementLineItems [Line Items]
Consulting (Professional fees)	123,289	83,699
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Consulting (Professional fees)			75,274
Professional fees [member]
IfrsStatementLineItems [Line Items]
Consulting (Professional fees)	$ 163,968	$ 81,616	$ 143,500